Commitments and Contingencies (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 13, 2026	Nov. 06, 2025	Sep. 15, 2025	Dec. 31, 2025	Mar. 31, 2026
Loss Contingencies [Line Items]
Common stock par value				$ 0.0001	$ 0.0001
Merger Agreement [Member]
Loss Contingencies [Line Items]
Stockholder equity description	(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period)
Consulting Agreement [Member]
Loss Contingencies [Line Items]
Stockholder equity description	Specifically, 112,000 shares will vest if the VWAP of the Company’s Class A common stock equals or exceeds $12.00 per share for any 30 trading days within any consecutive 45 trading days, an additional 112,000 shares will vest if the VWAP equals or exceeds $14.50 per share for any 30 trading days within any consecutive 45 trading days, and the remaining 112,000 shares will vest if the VWAP equals or exceeds $17.00 per share for any 30 trading days within any consecutive 45 trading days. If any price target is not met, the corresponding shares will not vest
Issued shares, granted	336,000
Common Class A [Member] | Merger Agreement [Member]
Loss Contingencies [Line Items]
Issued shares	3,093,750
Boost Run Holding LLC [Member]
Loss Contingencies [Line Items]
Installment notes			$ 8,500
Common stock par value			$ 10
Boost Run Holding LLC [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Share price			17.5
Boost Run Holding LLC [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Share price			12.5
Boost Run Holding LLC [Member] | Median [Member]
Loss Contingencies [Line Items]
Share price			$ 15.0
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition			441,500,000
Shares received on business acquisition, value			$ 441,500
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class A [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition			7,875,000
Boost Run Holding LLC [Member] | Common Stock [Member] | Common Class B [Member]
Loss Contingencies [Line Items]
Shares received on business acquisition			441,500,000
Shares received on business acquisition, value			$ 441,500
Boost Run Holdings LLC [Member] | Managed Services Agreement [Member]
Loss Contingencies [Line Items]
Other fees		$ 63,577
Prepayment of fees		12,715
Monthly fees		2,649,000
Payment for fees		$ 530
Boost Run Holdings LLC [Member] | Merger Agreement [Member]
Loss Contingencies [Line Items]
Issued shares	3,093,750
Issued shares	3,093,750
Stockholder equity description	(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Boost Run Holdings LLC [Member] | Common Stock [Member] | Common Class A [Member]
Loss Contingencies [Line Items]
Issued shares
Willow Lane Sponsor, LLC [Member] | Common Class A [Member] | Merger Agreement [Member]
Loss Contingencies [Line Items]
Issued shares	1,125,000
Goodrich ILMJS LLC [Member] | Common Class A [Member] | Merger Agreement [Member]
Loss Contingencies [Line Items]
Issued shares	1,968,750